Pensions and Other Post-Employment and Long-term Benefit Plans - Schedule of Changes in Present Value of the Defined Benefit Obligations and Other Long-term Benefits and Fair Value of Plan Assets (Detail) - RUB (₽)
₽ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Beginning balance	₽ (6,205)	₽ (5,811)	₽ (4,873)
Current service cost	(219)	(220)	(210)
Net interest expense	(275)	(290)	(297)
Remeasurement of other long-term benefit obligations	259	54	(25)
Discontinued operations		186
Sub-total included in profit or loss	(235)	(270)	(532)
Benefit paid	400	304	344
Exchange difference	106	(457)	117
Actuarial changes arising from changes in demographic assumptions	382		(88)
Actuarial changes arising from changes in financial assumptions	547	(22)	(772)
Experience adjustments	157	103	(7)
Discontinued operations(Sub total included in other comprehensive income)		(52)
Sub-total included in OCI	1,192	(428)	(750)
Ending balance	(4,848)	(6,205)	(5,811)
Fair value of plan assets [member]
Disclosure of defined benefit plans [abstract]
Beginning balance	342	263	282
Current service cost	0
Net interest expense	2	2	4
Remeasurement of other long-term benefit obligations	0
Sub-total included in profit or loss	2	2	4
Benefit paid	(19)	(14)	(7)
Exchange difference	(4)	91	(16)
Actuarial changes arising from changes in demographic assumptions	0
Actuarial changes arising from changes in financial assumptions	0
Experience adjustments	0
Sub-total included in OCI	(4)	91	(16)
Ending balance	321	342	263
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [abstract]
Beginning balance	(5,863)	(5,548)	(4,591)
Current service cost	(219)	(220)	(210)
Net interest expense	(273)	(288)	(293)
Remeasurement of other long-term benefit obligations	259	54	(25)
Discontinued operations		186
Sub-total included in profit or loss	(233)	(268)	(528)
Benefit paid	381	290	337
Exchange difference	102	(366)	101
Actuarial changes arising from changes in demographic assumptions	382		(88)
Actuarial changes arising from changes in financial assumptions	547	(22)	(772)
Experience adjustments	157	103	(7)
Discontinued operations(Sub total included in other comprehensive income)		(52)
Sub-total included in OCI	1,188	(337)	(766)
Ending balance	₽ (4,527)	₽ (5,863)	₽ (5,548)